Share Capital and Share Premium - Details of Total Share Capital and Share Premium (Parenthetical) (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions						1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 22, 2022 EUR (€) € / shares shares	Feb. 18, 2022 EUR (€) shares	Jan. 07, 2021 EUR (€) shares	Apr. 09, 2020 EUR (€) shares	Apr. 09, 2020 USD ($) shares	Dec. 31, 2022 EUR (€) € / shares shares	Jun. 30, 2023 EUR (€) € / shares	Jun. 30, 2022 € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Nov. 22, 2022 $ / shares	Jan. 01, 2022 shares	Jul. 31, 2021 shares	Dec. 31, 2019 EUR (€) € / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Date of entity incorporation									Jun. 30, 2022
Par value per share | € / shares	€ 0.01					€ 0.12		€ 0.12	€ 0.12	€ 0.01	€ 0.01				€ 0.01
Share capital | €	€ 170					€ 9,787			€ 9,787	€ 113	€ 50				€ 25
Proceeds from issuing equity securities | €			€ 160,000
Number of shares outstanding | shares	17,016,872					81,559,780			81,559,780	11,325,442	5,000,000				2,500,000
Equity listing charge | €									€ 60,600
Exchange ratio								2.13		2.13	2.13
PIPE Financing
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issuing equity securities | €									€ 228,343
Business Combination Agreement
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares exchanged | shares								1,964,286					1,964,286
Number of shares issued upon exchange | shares								4,185,360
First Tranche Financing
Disclosure Of Classes Of Share Capital [Line Items]
Outstanding convertible debt converted | €			11,700
Second Tranche Financing
Disclosure Of Classes Of Share Capital [Line Items]
Minimum percentage of low-density lipoprotein attained as milestone tranche condition		50.00%
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share | € / shares	€ 0.12					€ 2.48	€ 0.12		€ 2.48
Share capital | €	€ 9,800
Proceeds from issuing equity securities | €							€ 8,000
Number of shares outstanding | shares	81,559,780
Number of shares issued | shares														285,714
Ordinary Shares | PIPE Financing
Disclosure Of Classes Of Share Capital [Line Items]
Incremental transaction costs related to share issue | €									€ 2,500
Ordinary Shares | FLAC
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares exchanged | shares	1
Number of shares issued upon exchange | shares	13,185,138
Increase (decrease) in share capital | €	€ 1,600
Increase (decrease) in share premium | €	125,100
Equity listing charge | €	€ 60,600
Ordinary Shares | Business Combination Agreement
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share | € / shares	€ 0.12
Number of shares exchanged | shares	17,016,872
Par value per share before exchange | € / shares	€ 0.01
Number of shares issued upon exchange | shares	36,258,312
Increase (decrease) in share capital | €	€ 4,200
Increase (decrease) in share premium | €	€ 4,200
Exchange ratio	2.13							2.13	2.13
Ordinary Shares | SPA and Profit Right Agreement
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares				8,656,330	8,656,330
Increase (decrease) in share capital | €				€ 1,000
Increase (decrease) in share premium | €				€ 82,100
Ordinary Shares | SPA and Profit Right Agreement | Amgen Incorporation
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share | € / shares	€ 0.12
Number of shares issued | shares				4,910,000	4,910,000
Ordinary Shares | SPA and Profit Right Agreement | MTPC
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share | € / shares	€ 0.12
Number of shares issued | shares				3,746,330	3,746,330
Voting Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares										2,500,000
Non-voting Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares						285,714			285,714	2,785,714
Number of shares exchanged | shares	285,714
Number of shares issued upon exchange | shares	608,779
Exchange ratio						2.13
Series A Preferred Shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share | € / shares										€ 0.12
Number of shares issued | shares										6,039,728
Series A Preferred Shares | First Tranche Financing
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issuing equity securities | €			€ 69,000
Number of shares issued | shares			4,928,613
Convertible debt number of shares issued upon conversion | shares			1,111,155
Series A Preferred Shares | Second Tranche Financing
Disclosure Of Classes Of Share Capital [Line Items]
Share capital | €		€ 79,700
Number of shares issued | shares		5,691,430
Increase (decrease) in share capital | €		€ 57
Increase (decrease) in share premium | €		€ 79,600
November 22, 2022 Equity Contribution | PIPE Financing
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share | (per share)	€ 0.12											$ 10
Share capital | €	€ 2,815
Proceeds from issuing equity securities | $					$ 234.6
Number of shares outstanding | shares	23,460,000
Number of shares issued | shares	23,460,000
Increase (decrease) in share capital | €	€ 2,800
Increase (decrease) in share premium | €	€ 225,500